Consolidated Statement of Cash Flows (USD $)	9 Months Ended		10 Months Ended	12 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash Flows From Operating Activities
Net loss	$ (20,689,236)	$ (16,812,669)	$ (3,268,256)	$ (30,343,856)	$ (54,301,348)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	159,128	73,417	355	124,885	284,368
Gain on securities available for sale	(59,737)	0	0	0	(59,737)
Compensation in lieu of receivable	0		0	407,900	407,900
Share based compensation - consultants	1,282,220	0	0	0	1,282,220
Share based compensation - employees	179,760	7,724,150	1,724,967	16,012,850	17,917,577
Share based compensation - non-employees	567,525	6,290,252	254,332	6,397,372	7,219,229
Registration payment obligation expense	360,000	0	0	0	360,000
Reversal of registration payment obligation liability	(360,000)	0	0	0	(360,000)
Share based payment - Technology license contingent fee	0	0	0	1,550,000	1,550,000
Change in estimated fair value of derivative financial instruments - warrants	(8,198,672)	0	0	0	(8,198,672)
Changes in operating assets and liabilities
Prepaid expenses	(458,817)	(30,431)	0	0	(480,647)
Other assets	0	(8,781)	(7,000)	(14,830)	0
Technology license fees	0	0	0	150,000	150,000
Settlement payable	1,691,400	0	0	0	1,691,400
Accounts payable and accrued expenses	(313,357)	675,251	509,855	2,978,940	3,175,438
Net cash (used) in operating activities	(9,442,442)	(2,088,811)	(785,747)	(2,736,739)	(12,964,928)
Cash Flows From Investing Activities
Purchase of fixed assets	(22,243)	(8,471)	(2,872)	(24,774)	(49,889)
Purchase of intangible assets	(5,700)	(1,158,418)		(1,168,093)	(1,173,793)
Payments for security deposits for exclusivity of certain licenses	(2,250,000)	0	0	0	(2,250,000)
Increase in security deposit	(40,000)	0	0	0	(40,000)
Repayment of technology license liability	(1,300,000)		0	0	(1,300,000)
Purchase of marketable securities, available-for-sale	(3,430,418)	0	0	0	(3,430,418)
Proceeds from marketable securities, available-for-sale	377,945	0	0	0	377,945
Cash received in merger transaction	0	0	0	3,721	3,721
Due from related parties	0	(2,800)	0	0	0
Payments made on behalf of affiliate	0	0	0	(137,547)	(137,547)
Loans made to stockholder	0	(399,329)	(10,000)	(372,900)	(382,900)
Net cash used in investing activities	(6,670,416)	(1,569,018)	(12,872)	(1,699,593)	(8,382,881)
Cash Flows From Financing Activities
Proceeds from related parties	0	0	46,000	10,500	56,500
Repayment of net amounts due to related parties	(13,200)	(30,000)		(33,300)	(46,500)
Proceeds from note payable - related party	0	930,000		930,000	930,000
Repayment of note payable - related party	(884,764)	(15,236)		(45,236)	(930,000)
Investors' deposit	0	0		100,000	100,000
Proceeds received from issuance of common stock, net	31,355,455	2,765,201	762,672	3,475,703	35,593,830
Payment to investors participated in August 2013 financing	(946,196)	0	0	0	(946,196)
Net cash provided in financing activities	29,511,295	3,649,965	808,672	4,437,667	34,757,634
Net increase in cash	13,398,437	(7,864)	10,053	1,335	13,409,825
Cash, beginning of period	11,388	10,053	0	10,053	0
Cash, end of period	13,409,825	2,189	10,053	11,388	13,409,825
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	28,263	9,764	0	14,764	43,027
Non-cash investing and financing activities:
Unrealized loss on marketable securities	(154,834)	0	0	0	(154,834)
Forfeiture of subscription receivable	0	0	0	0	25,000
Reclassification of due from related parties	0	500	0	0	0
Technology license liability	0	1,300,000	0	0	0
Shares issued on behalf of related party	44,400	0	0	0	44,400
Affiliate receivable applied to security deposit	137,547	0	0	0	137,547
Issuance of common stock for subscription receivable	$ 0	$ 0	$ 25,000	$ 0	$ 25,000